Accounts Receivable - Schedule of Changes to the Allowance for Doubtful Accounts and Sales Reserves (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 3,931	$ 4,482	$ 4,224	$ 3,970	$ 3,970	$ 3,024	$ 6,472
Charges to bad debt and sales reserves	640	618	1,706	1,863	3,814	3,113	2,375
Write-offs, net	(353)	(1,182)	(1,712)	(1,915)	(3,560)	(2,167)	(5,823)
Balance at end of period	$ 4,218	$ 3,918	$ 4,218	$ 3,918	$ 4,224	$ 3,970	$ 3,024